LEASE (Tables)	12 Months Ended
Aug. 31, 2024
Lease liabilities [abstract]
Disclosure of lease liabilties [Table Text Block]
As at	August 31, 2024	August 31, 2023

Balance, beginning of year	$365	$125
Additions	-	312
Accretion of interest	40	20
Payments	(88)	(88)
Foreign Exchange	1	(3)
Balance, End of year	$318	$365

Current (included in Accounts Payable)	55	48
Non-current	263	317
Balance, End of year	318	365